Statements Of Cash Flows (Schedule Of Interest And Income Taxes Paid And Interest Received) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019
Consolidated Statements of Cash Flows [Abstract]
Interest paid	$ 31	$ 24	$ 140	$ 111
Income taxes paid (net of refunds)	68	45	102	97
Interest received	$ 1	$ 2	$ 5	$ 3